OPERATING SEGMENT INFORMATION - Segment Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total Assets	€ 4,184	€ 3,901
Deferred income tax assets	185	163
Cash and cash equivalents	184	164	€ 269	€ 347
Other financial assets	29	104
Segment revenue
Disclosure of operating segments [line items]
Total Assets	3,786	3,470
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Total Assets	1,951	1,791
Segment revenue | A&T
Disclosure of operating segments [line items]
Total Assets	856	831
Segment revenue | AS&I
Disclosure of operating segments [line items]
Total Assets	703	544
Segment revenue | Holdings & Corporate
Disclosure of operating segments [line items]
Total Assets	276	304
Unallocated
Disclosure of operating segments [line items]
Deferred income tax assets	185	163
Cash and cash equivalents	184	164
Other financial assets	€ 29	€ 104